INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7: INTANGIBLE ASSETS

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consist of the following:

	June 30, 2024	December 31, 2023
	(Unaudited)
Land use right	$3,268,621	$3,327,987
Software	7,563	7,701
Patent	6,919	7,045
Subtotal	3,283,103	3,342,733
Less: Accumulated amortization	(285,967)	(256,827)
Total	$2,997,136	$3,085,906

Amortization expenses were $16,894 and $17,368, respectively for the three months ended June 30, 2024 and 2023, $33,911 and $35,174, respectively for the six months ended June 30, 2024 and 2023.

Estimated future amortization expense is as follows as of June 30, 2024:

Years ending December 31,	Amortization expense
2024	67,437
2025	67,437
2026	67,437
2027	67,437
2028	67,437
Thereafter	2,659,951
Total	2,997,136

NOTE 8: INTANGIBLE ASSETS

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consist of the following:

December 31,	2022	2021
Land use right	$3,327,987	$3,424,094
Software	7,701	7,923
Patent	7,045	7,249
Subtotal	3,342,733	3,439,266
Less: Accumulated amortization	(256,827)	(193,582)
Total	$3,085,906	$3,245,684

Estimated future amortization expense is as follows as of December 31, 2023:

Years ending December 31,	Amortization expense
2024	$68,679
2025	68,679
2026	68,679
2027	68,679
2028	68,679
Thereafter	2,742,511
Total	$3,085,906

Amortization expenses for the years ended December 31, 2023 and 2022 were $68,894 and $72,614, respectively.